Accounts Payable and Accruals	12 Months Ended
Dec. 31, 2020
Accounts Payable and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUALS
NOTE 10-	ACCOUNTS PAYABLE AND ACCRUALS:

a.	Accounts payable - other

	December 31
	2020	2019
	U.S. dollars in thousands

Employees and related institutions	698	654
Accrued expenses	660	899
	1,358	1,553

b.	The carrying amount of accounts payable, which are financial liabilities, is a reasonable approximation of their fair value since the effect of discounting is immaterial.